Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

May 31, 2021

CSI-QTLY-0721
1.832123.115

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
	Principal Amount	Value
California - 100.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22 (Pre-Refunded to 8/1/21 @ 100)	$1,655,000	$1,668,284
Series 2012 A, 4% 8/1/21	1,200,000	1,207,600
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/21	3,125,000	3,173,231
5% 10/1/22	1,295,000	1,375,085
5% 10/1/24	1,220,000	1,350,817
Series 2016 A:
4% 10/1/21	1,250,000	1,264,705
4% 10/1/23	850,000	920,895
5% 10/1/22	1,250,000	1,325,401
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	1,060,017
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (a)	7,100,000	7,702,589
Series 2021 A, 2%, tender 4/1/28 (a)	10,000,000	10,681,406
Series B, 2.85%, tender 4/1/25 (a)	7,325,000	7,922,083
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,045,086
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
3% 6/1/21	400,000	400,000
4% 6/1/22	350,000	363,858
4% 6/1/23	490,000	527,913
5% 6/1/24	350,000	399,645
5% 6/1/25	400,000	473,242
5% 6/1/26	500,000	611,013
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/22	650,000	676,528
5% 4/1/23	525,000	571,346
5% 4/1/24	525,000	594,435
5% 4/1/25	415,000	486,824
5% 4/1/26	475,000	575,436
5% 4/1/27	475,000	591,757
5% 4/1/28	375,000	478,900
California Gen. Oblig.:
Bonds Series 2016, 4%, tender 12/1/21 (a)	6,180,000	6,180,000
Series 2014, 4% 5/1/23	2,440,000	2,619,883
Series 2015, 5% 8/1/24	1,960,000	2,253,677
Series 2017, 5% 8/1/23	8,175,000	9,028,777
Series 2018, 5% 8/1/25	250,000	297,812
Series 2019:
5% 10/1/22	7,000,000	7,457,174
5% 4/1/28	4,380,000	5,600,247
Series 2020:
4% 3/1/23	5,000,000	5,338,082
4% 3/1/24	2,500,000	2,760,507
5% 11/1/26	2,000,000	2,477,328
5% 11/1/27	1,000,000	1,269,912
5% 11/1/28	10,000,000	12,958,918
Series 2021:
4% 12/1/24	5,000,000	5,645,766
5% 12/1/25	2,500,000	3,011,756
5% 9/1/27 (b)	5,000,000	6,250,375
5% 9/1/28 (b)	5,000,000	6,394,883
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,478,845
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,800,000	13,652,797
Series 2009 C, 5%, tender 10/18/22 (a)	900,000	959,536
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,300,000	5,410,063
Series 2016 B2, 4%, tender 10/1/24 (a)	6,120,000	6,875,389
Series 2019 B, 5%, tender 10/1/27 (a)	5,625,000	7,092,131
Series 2019 C, 5%, tender 10/1/25 (a)	8,310,000	9,931,719
Series 2014 A:
5% 10/1/21	500,000	508,089
5% 10/1/22	1,850,000	1,970,053
Series 2015, 5% 11/15/25	675,000	811,633
Series 2016 A, 4% 3/1/27	475,000	544,667
Series 2022 A:
5% 5/15/23 (b)	550,000	574,052
5% 5/15/24 (b)	1,200,000	1,302,097
5% 5/15/25 (b)	1,650,000	1,852,320
5% 5/15/26 (b)	1,000,000	1,154,956
5% 5/15/27 (b)	275,000	325,870
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	374,800
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (a)	7,000,000	6,929,897
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.444%, tender 6/2/21 (a)(c)	7,000,000	7,000,529
Series 2015 A, 5% 11/1/24	1,230,000	1,370,215
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,085,495
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	900,000
5% 6/1/30	2,650,000	3,268,947
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	380,712
5% 10/1/22	1,020,000	1,082,232
5% 10/1/23	1,230,000	1,357,453
5% 10/1/24	370,000	422,356
5% 10/1/25	1,210,000	1,423,900
5% 10/1/26	355,000	428,868
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,359,163
5% 5/15/24	910,000	1,033,129
5% 5/15/26	360,000	436,392
5% 5/15/27	350,000	436,312
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	227,247
5% 8/15/23	225,000	248,108
5% 8/15/24	285,000	326,008
5% 8/15/25	995,000	1,175,891
5% 8/15/26	275,000	334,385
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/21	550,000	550,000
5% 6/1/22	625,000	654,977
5% 6/1/23	700,000	765,974
5% 6/1/25	1,250,000	1,471,797
5% 6/1/28	390,000	484,425
Series 2017 A:
5% 11/1/23	450,000	494,984
5% 7/1/24	1,400,000	1,583,951
5% 7/1/25	1,035,000	1,208,775
5% 11/1/25	745,000	871,116
5% 7/1/26	1,065,000	1,278,750
5% 7/1/27	1,235,000	1,518,300
5% 7/1/29	115,000	139,060
Series 2017 B:
5% 7/1/24	1,440,000	1,629,207
5% 1/1/25	1,230,000	1,422,060
5% 7/1/26	500,000	600,352
5% 7/1/27	640,000	786,812
Series 2018:
5% 10/1/21	250,000	253,723
5% 10/1/22	475,000	503,981
5% 10/1/23	225,000	247,927
5% 10/1/24	275,000	313,327
5% 10/1/25	275,000	322,716
5% 10/1/26	300,000	361,904
Series 2019 A:
5% 4/1/26	650,000	783,989
5% 4/1/27	1,285,000	1,592,560
5% 4/1/28	2,000,000	2,538,921
5% 4/1/29	3,000,000	3,878,169
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (a)(d)	1,500,000	1,546,347
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 0.15%, tender 7/1/21 (a)	7,000,000	7,000,056
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	316,166
4% 11/15/25	630,000	703,646
4% 11/15/28	710,000	817,755
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	568,604
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	470,114
5% 5/15/26 (Build America Mutual Assurance Insured)	350,000	423,318
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	582,813
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	475,928
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	517,267
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	658,058
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,462,265
5% 5/15/25	3,400,000	3,953,077
5% 5/15/26	3,000,000	3,588,057
5% 5/15/27	3,000,000	3,672,357
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	740,259
5% 5/15/23	950,000	1,031,026
5% 5/15/24	2,265,000	2,547,006
5% 5/15/27	750,000	917,605
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	434,907
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	392,337
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.15%, tender 8/2/21 (a)(d)	5,000,000	5,000,083
California Pub. Fin. Auth. Series 2021 B3, 2.125% 11/15/27 (b)	3,000,000	3,022,991
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/21	210,000	212,596
4% 10/15/22	245,000	256,105
4% 10/15/23	285,000	306,816
4% 10/15/24	380,000	419,546
4% 10/15/25	390,000	439,377
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,298,435
Series 2012 A, 5% 4/1/24	9,800,000	10,198,271
Series 2012 G:
5% 11/1/21	1,500,000	1,530,385
5% 11/1/24	720,000	769,079
5% 11/1/25	5,500,000	5,874,097
Series B, 5% 10/1/26	325,000	400,803
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	9,955,000	10,194,888
Series 2014 B:
5% 10/1/21	1,000,000	1,016,178
5% 10/1/22	1,225,000	1,304,495
Series 2014 C:
5% 10/1/21	1,355,000	1,376,922
5% 10/1/22	1,000,000	1,064,894
Series A, 5% 9/1/29	760,000	869,123
California State Univ. Rev.:
Bonds Series 2016 B3, 4%, tender 11/1/23 (a)	6,205,000	6,643,865
Series 2020 A:
5% 11/1/22	2,585,000	2,765,031
5% 11/1/23	1,500,000	1,674,083
5% 11/1/24	1,500,000	1,740,651
5% 11/1/25	1,000,000	1,203,312
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/22	1,000,000	1,045,075
5% 5/15/23	2,375,000	2,588,269
5% 5/15/24	1,000,000	1,131,733
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	513,194
5% 1/1/23	500,000	535,477
5% 1/1/24	600,000	668,036
5% 1/1/25	2,100,000	2,419,827
5% 1/1/26	1,090,000	1,295,432
5% 1/1/27	1,900,000	2,321,617
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,150,351
5% 7/1/25	625,000	726,927
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,010,368
Series 2014 B:
5% 7/1/23	870,000	947,430
5% 7/1/24	900,000	1,015,016
Series 2015:
4% 2/1/25	940,000	995,912
5% 2/1/30	200,000	215,673
Series 2016:
5% 10/1/22	725,000	770,639
5% 10/1/24	2,030,000	2,336,115
5% 10/1/25	1,010,000	1,201,835
Series 2017 A, 3% 11/1/22 (d)	865,000	881,239
Series 2018 A, 5% 3/1/27	555,000	688,789
Series 2018:
5% 7/1/21	300,000	301,136
5% 7/1/23	300,000	326,700
Chula Vista Elem School Dish Series 2019, 0% 8/1/23	6,500,000	6,447,792
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22 (Escrowed to Maturity)	500,000	530,334
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 0.3%, tender 6/3/21 (a)(c)	7,000,000	7,000,529
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	307,290
5% 7/1/27	255,000	322,756
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,430,048
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/22	1,280,000	1,357,422
El Dorado Irr. Distr. Rev. Series 2016 A:
5% 3/1/22	500,000	518,436
5% 3/1/23	500,000	542,532
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	449,989
5% 9/1/23	1,000,000	1,097,778
5% 9/1/24	1,000,000	1,135,257
Series 2016:
4% 9/1/21	1,130,000	1,139,913
4% 9/1/23	1,500,000	1,616,046
4% 9/1/25	1,915,000	2,172,426
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	2,987,667
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,499,772
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,635,450
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/22	900,000	947,946
5% 7/1/23	770,000	847,986
5% 7/1/24	1,000,000	1,147,261
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	100,739
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,160,311
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,728,225
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,373,850
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	41,824
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,681,491
Series 2013 A, 5% 6/1/21	5,125,000	5,125,000
Series 2017 A1:
5% 6/1/21	1,000,000	1,000,000
5% 6/1/22	1,000,000	1,046,874
5% 6/1/23	3,875,000	4,232,635
5% 6/1/28	1,510,000	1,860,060
Series A, 0% 6/1/24 (AMBAC Insured)	7,605,000	7,487,189
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/21	455,000	464,101
5% 11/1/22	745,000	795,783
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2013, 5% 9/2/22	750,000	793,707
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/21 (Escrowed to Maturity)	615,000	622,446
5% 9/1/22 (Escrowed to Maturity)	615,000	652,311
5% 9/1/23 (Escrowed to Maturity)	1,205,000	1,335,772
Series 2013 A:
5% 9/1/21 (Escrowed to Maturity)	1,000,000	1,012,108
5% 9/1/22 (Escrowed to Maturity)	2,000,000	2,121,338
5% 9/1/23 (Escrowed to Maturity)	1,500,000	1,662,787
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,557,536
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	800,000	894,939
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) Series 2012:
5% 9/1/21	1,270,000	1,284,724
5% 3/1/22	1,000,000	1,035,101
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2020 A, 5% 6/1/27	5,000,000	6,300,563
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	4,280,367
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,474,399
5% 5/15/24	5,000,000	5,700,342
5% 5/15/25	5,015,000	5,919,981
Series 2020 B, 5% 5/15/26	7,000,000	8,538,919
Series C, 5% 5/15/25	265,000	312,821
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A, 5% 5/1/23 (Escrowed to Maturity)	475,000	519,588
Series 2014 B, 5% 5/1/23 (Escrowed to Maturity)	200,000	218,571
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	5,670,000	6,940,542
Series A:
5% 7/1/22	3,830,000	4,032,745
5% 7/1/24	435,000	498,189
5% 7/1/25	3,355,000	3,979,212
Series C, 5% 7/1/25	455,000	520,792
Series M1, 5% 7/1/25	300,000	355,816
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/22	2,480,000	2,568,064
5% 4/1/23	2,610,000	2,810,868
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,562,667
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,637,464
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,706,864
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,294,639
0% 8/1/24	2,850,000	2,803,289
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	955,021
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,915,783
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,536,890
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	11,030,388
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,125,000	2,341,563
5% 8/1/24	1,900,000	2,171,072
5% 8/1/24 (FSA Insured)	2,400,000	2,746,489
Series 2016:
5% 8/1/26	1,470,000	1,789,669
5% 8/1/29	940,000	1,137,303
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,393,270
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,306,657
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,202,422
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,005,000	896,959
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	329,686
5% 11/1/24	300,000	340,335
5% 11/1/25	350,000	408,261
5% 11/1/26	475,000	567,874
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,332,920
5% 11/1/26	1,875,000	2,241,608
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	662,560
Pittsburg School District Series C, 0% 8/1/52 (Pre-Refunded to 8/1/22 @ 16.874)	1,275,000	214,753
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,783,667
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,843,466
5% 6/15/24	2,440,000	2,781,799
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	2,044,213
Poway Unified School District Pub. Fing.:
Series 2013, 4% 9/15/21	325,000	328,631
Series 2015 A:
5% 9/1/21	1,230,000	1,244,852
5% 9/1/22	990,000	1,048,596
5% 9/1/23	1,345,000	1,486,409
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,842,500
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	1,000,000	1,012,024
5% 9/1/22 (FSA Insured)	1,400,000	1,480,866
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	317,092
5% 8/1/23	1,000,000	1,105,128
5% 8/1/24	730,000	840,130
5% 8/1/25	1,950,000	2,325,613
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,598,699
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,281,234
5% 8/1/24	1,500,000	1,718,601
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (FSA Insured)	1,455,000	1,347,154
0% 7/1/28 (FSA Insured)	500,000	451,685
Series 2014:
5% 7/1/23	605,000	658,055
5% 7/1/25	50,000	56,151
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22 (Escrowed to Maturity)	275,000	289,148
5% 7/1/23	430,000	473,076
5% 7/1/24	575,000	657,380
5% 7/1/25	605,000	716,212
Series 2018 B:
5% 7/1/22 (Escrowed to Maturity)	1,000,000	1,051,447
5% 7/1/23	3,060,000	3,366,541
5% 7/1/24	1,560,000	1,783,499
5% 7/1/25	2,040,000	2,414,997
Series 2018 D:
5% 7/1/21	700,000	702,748
5% 7/1/22	300,000	315,780
5% 7/1/23	500,000	550,088
5% 7/1/24	400,000	457,308
Series 2018 E, 5% 7/1/28	745,000	952,869
Series 2020:
5% 7/1/23	350,000	385,062
5% 7/1/24	730,000	834,586
5% 7/1/25	1,045,000	1,237,094
5% 7/1/26	370,000	451,455
5% 7/1/27	830,000	1,038,695
5% 7/1/28	700,000	895,313
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (a)	1,920,000	2,252,595
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,073,845
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,624,371
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,003,778
5% 7/1/22	1,500,000	1,568,683
5% 7/1/24	1,415,000	1,604,173
5% 7/1/26	1,450,000	1,747,419
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	51,447
Series 2020 A, 5% 7/1/22	2,055,000	2,163,092
Series 2020 B:
5% 7/1/23	3,755,000	4,131,164
5% 7/1/29	1,025,000	1,337,991
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,240,551
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,400,000	1,560,007
5% 10/15/25	1,605,000	1,924,538
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/21	1,000,000	1,008,055
5% 8/1/22	175,000	184,547
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	342,613
Series 2014:
5% 8/1/21 (FSA Insured)	150,000	151,208
5% 8/1/23 (FSA Insured)	400,000	439,574
5% 8/1/24 (FSA Insured)	750,000	855,474
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22 (Escrowed to Maturity)	1,100,000	1,153,483
Series 2013 A, 4% 6/1/21 (Escrowed to Maturity)	1,000,000	1,000,000
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	1,964,151
5% 10/1/23	900,000	999,484
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,371,083
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/22	3,425,000	3,611,167
5% 7/15/23	3,440,000	3,791,479
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,967,404
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/21 (FSA Insured)	500,000	500,840
5% 6/15/22 (FSA Insured)	1,000,000	1,048,097
5% 6/15/23 (FSA Insured)	630,000	688,575
5% 6/15/24 (FSA Insured)	100,000	113,487
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/23	1,125,000	1,224,964
5% 4/1/25	1,250,000	1,469,467
Santa Monica Pub. Fin. Rev. (Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	421,309
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,218,348
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	757,381
5% 8/15/22	750,000	772,442
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	7,325,000	7,304,806
Stockton Pub. Fing. Auth. Wastewtr. Series 2019, 1.4% 6/1/22	3,000,000	3,001,405
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	719,597
5% 10/1/24	700,000	803,548
5% 10/1/25	750,000	889,619
5% 10/1/26	1,000,000	1,220,876
5% 10/1/27	1,000,000	1,253,097
Stockton Unified School District Gen. Oblig. Series 2012, 5% 7/1/22 (FSA Insured)	1,220,000	1,284,719
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/21 (FSA Insured)	1,025,000	1,037,143
5% 9/1/22 (FSA Insured)	3,370,000	3,565,965
5% 9/1/23 (FSA Insured)	3,000,000	3,308,982
5% 9/1/24 (FSA Insured)	125,000	142,991
5% 9/1/26 (FSA Insured)	3,610,000	4,392,986
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,011,847
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,097,938
5% 6/1/27	500,000	627,648
Turlock Irrigation District Rev. Series 2020:
5% 1/1/23	4,315,000	4,642,556
5% 1/1/24	4,530,000	5,079,730
5% 1/1/25	4,760,000	5,538,259
5% 1/1/26	4,995,000	6,006,309
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	460,993
5% 1/1/23	450,000	479,566
5% 1/1/24	1,150,000	1,270,394
5% 1/1/26	500,000	583,917
5% 1/1/28	1,000,000	1,216,392
Walnut Energy Ctr. Auth. Rev. Series 2014 A, 5% 1/1/22	350,000	359,986
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/21	500,000	501,757
5% 7/1/22	645,000	674,964
5% 7/1/23	715,000	777,235
5% 7/1/24	500,000	561,617
5% 7/1/25	500,000	576,978
5% 7/1/26	550,000	650,487
5% 7/1/27	600,000	725,457
Series A:
5% 7/1/21	325,000	326,145
5% 7/1/22	200,000	209,313
5% 7/1/23	175,000	190,270
5% 7/1/24	200,000	224,647
5% 7/1/25	200,000	230,791
5% 7/1/26	250,000	295,676
5% 7/1/27	375,000	453,410
5% 7/1/28	400,000	491,584
5% 7/1/29	350,000	436,594
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	491,100
Series 2014 A:
5% 8/1/22	575,000	607,273
5% 8/1/23	1,500,000	1,648,061
Series E:
4% 8/1/25 (FSA Insured)	500,000	569,639
4% 8/1/27 (FSA Insured)	650,000	770,956
4% 8/1/27 (FSA Insured)	600,000	711,652
Series F, 4% 8/1/25 (FSA Insured)	400,000	455,711
Wiseburn Unified School District Series 2015 B, 5% 8/1/21	1,690,000	1,703,670
TOTAL MUNICIPAL BONDS
(Cost $746,273,562)		767,583,061

Municipal Notes - 1.5%
California - 1.5%
California Health Facilities Fing. Auth. Rev. (Adventist Health Sys. West Proj.) Series 2009 B, 0.01% 6/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,300,000	$1,300,000
California Muni. Fin. Auth. Student Hsg. Participating VRDN Series 2021 XL 01 73, 0.15% 6/4/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,285,000	1,285,000
Contra Costa County Schools TRAN Series A, 2% 12/1/21	1,100,000	1,108,782
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.02% 6/1/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	2,000,000	2,000,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 A1, 0.01% 6/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,950,000	2,950,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A1, 0.01% 6/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	2,600,000	2,600,000
TOTAL MUNICIPAL NOTES
(Cost $11,243,932)		11,243,782
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $757,517,494)		778,826,843
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(15,144,703)
NET ASSETS - 100%		$763,682,140

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,427,669 or 1.2% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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